Federated Hermes Capital Income Fund
A Portfolio of Federated Hermes Income Securities Trust
Class A Shares (TICKER CAPAX)
Class C Shares (TICKER CAPCX)
Class F Shares (TICKER CAPFX)
Class R Shares (TICKER CAPRX)
Institutional Shares (TICKER CAPSX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2024
Effective January 28, 2025, the Board of Trustees of Federated Hermes Capital Income Fund (the “Fund”), approved a reduction in the maximum sales charge (load) of the Fund’s Class A Shares. The reduction to the Class A Shares maximum sales charge (load) will also generally cause the reduction of the maximum amount of Class C Shares a shareholder (except for employer-sponsored retirement plans held in omnibus accounts) can hold. Accordingly, please make the following changes in the Fund’s prospectus, which are effective January 28, 2025.
1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” sections in their entirety with the following:
RISK/RETURN SUMMARY: Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class F Shares (F), Class R Shares (R) and Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or $1,000,000 in certain classes (e.g., A class and F class, respectively) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 21 and in “Appendix B” to this Prospectus.
Shareholder Fees (fees paid directly from your investment)
	A	C	F	R	IS
Maximum Sales Charge (Load)	4.50%	1.00%	2.00%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	C	F	R	IS
Management Fee	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) F	None	0.75%	0.00%[1]	0.50%	None
Other Expenses	0.50%	0.49%	0.49%	0.26%	0.24%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.12%	1.86%	1.11%	1.38%	0.86%
Fee Waivers and/or Expense Reimbursements[2]	(0.22)%	(0.12)%	(0.20)%	(0.23)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.74%	0.91%	1.15%	0.65%
1
 The Fund has adopted a Distribution (12b-1) Plan for its Class F Shares pursuant to which the F class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the F class of the Fund. The F class of the Fund will not incur and pay such a
Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A, C, F, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.72%, 0.89%, 1.13% and
0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2025; or (b) the date of the Fund’s next effective
Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$559	$790	$1,039	$1,752
Expenses assuming no redemption	$559	$790	$1,039	$1,752
C:
Expenses assuming redemption	$289	$585	$1,006	$1,986
Expenses assuming no redemption	$189	$585	$1,006	$1,986
F:
Expenses assuming redemption	$312	$549	$705	$1,438
Expenses assuming no redemption	$212	$449	$705	$1,438
R:
Expenses assuming redemption	$140	$437	$755	$1,657
Expenses assuming no redemption	$140	$437	$755	$1,657
IS:
Expenses assuming redemption	$88	$274	$477	$1,061
Expenses assuming no redemption	$88	$274	$477	$1,061
2. Under the section entitled “What do Shares Cost?–Sales Charge Information,” please delete the table and its corresponding footnotes and replace with the following:
	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
A	$1,500/$100	4.50%	0.00%
C	$1,500/$100	None	1.00%
F	$1,500/$100	1.00%	1.00%
1
 The minimum initial and subsequent investment amounts for Individual Retirement Accounts (IRAs) are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount required for employer-sponsored retirement plans; however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this Prospectus. Please see “By Systematic Investment Program” for applicable minimum investment. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 To maximize your return and minimize the sales charges and marketing fees, aggregate purchases of the C class are generally limited to $250,000. Purchases equal to or in excess of these limits may be made in the A class. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. See “Purchase Restrictions on C Class” below.

 After Class C Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date, provided that certain conditions are satisfied. See “How is the Fund Sold?” This conversion is a non-taxable event.
2
 Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”
3
 See “Sales Charge When You Redeem.”

3. Under the section entitled “What do Shares Cost?–Sales Charge When You Purchase,” please delete the table and its corresponding footnotes and replace with the following:
A:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	4.50%	4.71%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 or greater[1]	0.00%	0.00%
1
 A contingent deferred sales charge (CDSC) of 0.75% of the redemption amount applies to Shares originally purchased in an amount of $250,000 or more and redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction. CDSC exceptions may apply. See “Sales Charge When You Redeem.”
4. Under the section entitled “What do Shares Cost?–Purchase Restrictions on C Class,” please delete the paragraph and replace with the following:
In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor’s purchases of the C class are generally limited to $250,000 (except for employer-sponsored retirement plans held in omnibus accounts with respect to Class C Shares). In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the respective maximum public offering price times the number of the A class, C class, F class and R class of any Federated Hermes fund currently held in linked Qualifying Accounts, as defined in the section entitled “Reducing the Sales Charge with Breakpoint Discounts.” If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor’s financial intermediary to offer the opportunity to convert the order to the A class. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. Shareholders with balances exceeding the $250,000 threshold in C class may remain in the C class but will be unable to purchase additional C class until their total C class assets fall below $250,000.
5. Under the section entitled “What Do Shares Cost?–Sales Charge When you Redeem,” please delete the A Shares table, and the bullet point for A Class Only and replace with the following:
A:
If you make a purchase of the A class in the amount of $250,000 or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75%
CDSC on any such Shares redeemed within 24 months of the purchase.

A Class Only
■ purchased in the amount of $250,000 or more and redeemed within 24 months of purchase if the Shares were originally purchased through an eligible program offered by a Financial Intermediary that provides for the purchase of Shares without imposition of a sales charge (for example, a wrap account, self-directed brokerage account, retirement or other fee-based program offered by the Financial Intermediary)
6. Under the section entitled “Payments to Financial Intermediaries–Front-End Sales Charge Reallowances,” please delete the A Shares table and replace with the following:
Class A Shares:
Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price
Less than $50,000	4.00%
$50,000 but less than $100,000	3.00%
$100,000 but less than $250,000	2.50%
$250,000 or greater	0.00%

7. Under the section entitled “Payments to Financial Intermediaries–Advance Commissions,” please delete the A Shares table and replace with the following:
A (for purchases over $250,000):
Purchase Amount	Advance Commission as a Percentage of Public Offering Price
First $250,000 - $5 million	0.75%
Next $5 million - $20 million	0.50%
Over $20 million	0.25%
8. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the Class A table in its entirety with the following:
FEDERATED HERMES CAPITAL INCOME FUND – A CLASS
ANNUAL EXPENSE RATIO: 1.12%
MAXIMUM FRONT-END SALES CHARGE: 4.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$559.04	$9,920.54
2	$9,920.54	$496.03	$10,416.57	$113.27	$10,305.46
3	$10,305.46	$515.27	$10,820.73	$117.66	$10,705.31
4	$10,705.31	$535.27	$11,240.58	$122.23	$11,120.68
5	$11,120.68	$556.03	$11,676.71	$126.97	$11,552.16
6	$11,552.16	$577.61	$12,129.77	$131.89	$12,000.38
7	$12,000.38	$600.02	$12,600.40	$137.01	$12,465.99
8	$12,465.99	$623.30	$13,089.29	$142.33	$12,949.67
9	$12,949.67	$647.48	$13,597.15	$147.85	$13,452.12
10	$13,452.12	$672.61	$14,124.73	$153.59	$13,974.06
Cumulative		$5,701.12		$1,751.84
November 18, 2024

Federated Hermes Capital Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456903 (11/24)
© 2024 Federated Hermes, Inc.

Federated Hermes Capital Income Fund
A Portfolio of Federated Hermes Income Securities Trust
Class A Shares (TICKER CAPAX)
Class C Shares (TICKER CAPCX)
Class F Shares (TICKER CAPFX)
Class R Shares (TICKER CAPRX)
Institutional Shares (TICKER CAPSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2024
Effective January 28, 2025, the Board of Trustees of Federated Hermes Capital Income Fund (the “Fund”), approved a reduction in the maximum sales charge (load) of the Fund’s Class A Shares. The reduction to the Class A Shares maximum sales charge (load) will also generally cause the reduction of the maximum amount of Class C Shares a shareholder (except for employer-sponsored retirement plans held in omnibus accounts) can hold. Accordingly, please make the following changes in the Fund’s summary prospectus, which are effective January 28, 2025.
Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Shareholder Fees,” “Annual Fund Operating Expenses” and “Example” sections in their entirety with the following:
RISK/RETURN SUMMARY: Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class F Shares (F), Class R Shares (R) and Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or $1,000,000 in certain classes (e.g., A class and F class, respectively) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 21 and in “Appendix B” to this Prospectus.

Shareholder Fees (fees paid directly from your investment)
	A	C	F	R	IS
Maximum Sales Charge (Load)	4.50%	1.00%	2.00%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	C	F	R	IS
Management Fee	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) F	None	0.75%	0.00%[1]	0.50%	None
Other Expenses	0.50%	0.49%	0.49%	0.26%	0.24%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.12%	1.86%	1.11%	1.38%	0.86%
Fee Waivers and/or Expense Reimbursements[2]	(0.22)%	(0.12)%	(0.20)%	(0.23)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.74%	0.91%	1.15%	0.65%
1
 The Fund has adopted a Distribution (12b-1) Plan for its Class F Shares pursuant to which the F class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the F class of the Fund. The F class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of
Trustees (the “Trustees”).
2
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding
Acquired Fund Fees and Expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A, C, F, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.72%, 0.89%, 1.13% and 0.63% (the
“Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):
(a) February 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the
Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the
Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$559	$790	$1,039	$1,752
Expenses assuming no redemption	$559	$790	$1,039	$1,752
C:
Expenses assuming redemption	$289	$585	$1,006	$1,986
Expenses assuming no redemption	$189	$585	$1,006	$1,986
F:
Expenses assuming redemption	$312	$549	$705	$1,438
Expenses assuming no redemption	$212	$449	$705	$1,438
R:
Expenses assuming redemption	$140	$437	$755	$1,657
Expenses assuming no redemption	$140	$437	$755	$1,657
IS:
Expenses assuming redemption	$88	$274	$477	$1,061
Expenses assuming no redemption	$88	$274	$477	$1,061
November 18, 2024

Federated Hermes Capital Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456905 (11/24)
© 2024 Federated Hermes, Inc.